Prepayment for property, plant and equipment	12 Months Ended
Sep. 30, 2022
Prepayment for property, plant and equipment
Prepayment for property, plant and equipment

Note 8 – Prepayment for property, plant and equipment

As of September 30, 2022, the Company had prepayment in the amount of $4,224,229 for the production line equipment to be installed in the new production plant in Manzhouli City. Since the groundwork of the factory workshop was delayed by the local government’s shelter-in-place orders due to the COVID-19 pandemic, the equipment was not delivered as of September 30, 2022. The construction is expected to be completed by December 2023 and the equipment is expected to be delivered by December 2023. As of September 30, 2022, the Company had contractual obligations of approximately $0.2 million, which are expected to be paid over the next 12 months upon the delivery and installation of the equipment. In addition, contractual obligations of groundwork of the factory workshop as of September 30, 2022 were approximately $0.2 million, which are expected to be paid in fiscal year 2024, upon the completion of the construction of the factory workshop.

The Company purchased land use right at the cost of RMB3.7 million ($0.6 million) on November 16, 2018. The acreage is 279,862 square feet. The period of use is from November 16, 2018 to November 16, 2068. The Company intends to build an activated carbon production base on the land.

Note 8 – Prepayment for property, plant and equipment (Continued)

Land use right, net, consisted of the following:

	September 30,	September 30,
	2022	2021

Land use right	$554,122	$610,182
Less: accumulated amortization	(42,945)	(35,595)
Land use right, net	$511,177	$574,587

Amortization expense was $11,493, $12,109, and $11,251 for the fiscal years ended September 30, 2022, 2021, and 2020, respectively.

Estimated future amortization expense is as follows:

Amortization
expense
Fiscal 2023	$9,235
Fiscal 2024	9,235
Fiscal 2025	9,235
Fiscal 2026	9,235
Fiscal 2027	9,235
Thereafter	465,002
Total	$511,177